11008510

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
OCT 21 2011
Washington, DC 20549

October 21, 2011

CERT NYS
File No. 001-35323

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Fixed Income Client Solutions LLC (Depositor and Sponsor) and Fixed Income Trust For Goldman Sachs Subordinated Notes, Series 2011-1 (Issuer), 6.75% Callable Class A Trust Certificates, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 20, 2011. Tentative listing date – October 24, 2011.

Sincerely,